Consolidated Statement of Income (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement of Income [Abstract]
Discontinued operations, tax (expense) benefit	$ (0.1)	$ 0.2	$ 0	$ 0	$ 0
Loss on sale of Koppers Arch, tax benefit				0.1
Loss on sale of Monessen, tax (benefit) expense					$ 0.2